File # 1-34709

13003280

Parasnand Madho
Director
Corporate Actions & Market Watch

NYSE EURONEXT

December 13, 2013

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, GLOBAL GEOPHYSICAL SERVICES, INC., Depositary Shares, Each Representing a 1/1000th Interest in a Share of 11.5% Series A Cumulative Preferred Stock, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on December 13, 2013. Tentative listing date – December 16, 2013.

Sincerely,

pmadho@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5404
www.nyx.com